UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10525

        Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 21.6%

	Appalachian State University, North Carolina, Housing and Student Center System Revenue Refunding
	Bonds, Series 2001:
$600	5.125%, 7/15/24	1/11 at 101.00	Aaa	$ 626,220
200	5.125%, 7/15/27	1/11 at 101.00	Aaa	206,718

	Appalachian State University, North Carolina, Housing and Student Center System Revenue Refunding
	Bonds, Series 2002:
1,040	5.000%, 7/15/14 - MBIA Insured	7/12 at 100.00	Aaa	1,142,887
1,000	5.000%, 7/15/15 - MBIA Insured	7/12 at 100.00	Aaa	1,081,300

500	East Carolina University, North Carolina, General Revenue Bonds, Series 2003A, 5.000%, 5/01/19 -
	AMBAC Insured	5/13 at 100.00	Aaa	534,210

3,750	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A,	10/11 at 100.00	AA+	3,876,413
	5.125%, 10/01/26

1,840	University of North Carolina, Chapel Hill, General Revenue Bonds, Series 2002B, 5.000%,	No Opt. Call	AA+	2,054,342
	12/01/11

400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B, 5.375%,	4/11 at 101.00	AAA	444,808
	4/01/17 - FSA Insured

	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A:
1,155	5.375%, 4/01/16 - AMBAC Insured	10/12 at 100.00	AAA	1,287,952
1,100	5.375%, 4/01/19 - AMBAC Insured	10/12 at 100.00	AAA	1,216,105

	Healthcare - 22.9%

3,200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	3,213,536
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

1,000	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center,	10/04 at 101.00	AAA	1,002,630
	Series 1993, 4.750%, 10/01/23 - AMBAC Insured

1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional Medical	1/12 at 100.00	A	1,087,762
	Center, Series 2002A, 5.250%, 1/01/13

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA-	2,086,540
	Obligated Group, Series 2003A, 5.000%, 11/01/20

	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Health Care System,
	Series 2004A:
595	5.250%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	641,886
500	5.250%, 7/01/22 - AMBAC Insured	7/14 at 100.00	AAA	533,185

	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,084,190
2,000	5.250%, 6/01/22	6/12 at 101.00	A	2,043,600

500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA-	512,795
	5.000%, 11/01/24

1,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph's Health	10/11 at 101.00	AA	1,024,430
	System, Series 2001, 5.250%, 10/01/31

	Housing/Multifamily - 6.4%

3,500	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Sycamore Green	1/12 at 102.00	AAA	3,678,920
	Apartments, Series 2001, 5.500%, 1/15/35 (Alternative Minimum Tax) - FGIC Insured

	Housing/Single Family - 4.0%

425	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AAA	432,986
	Series 10A, 5.400%, 7/01/32 (Alternative Minimum Tax) - AMBAC Insured

	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
885	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	932,657
885	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	932,949

	Industrials - 1.4%

800	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	810,872
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Materials - 2.0%

1,100	Northhampton County Industrial Facilities and Pollution Control Financing Authority, North	2/11 at 101.00	BBB	1,150,985
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company, Series 2001A,
	6.200%, 2/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 14.3%

250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	285,723

3,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16	9/10 at 102.00	AAA	3,298,410

1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,062,540

3,200	Wake County, North Carolina, General Obligation School Bonds, Series 2000, 5.400%, 2/01/13	2/10 at 101.50	AAA	3,631,392

	Tax Obligation/Limited - 29.2%

1,330	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA-	1,462,229

	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002:
1,850	5.250%, 6/01/18	6/12 at 101.00	AA+	2,029,912
400	5.250%, 6/01/19	6/12 at 101.00	AA+	437,216

1,325	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 6/01/17 - AMBAC	12/12 at 100.00	AAA	1,459,011
	Insured

	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 - FSA Insured	12/12 at 101.00	AAA	1,111,010
2,025	5.375%, 12/01/16 - FSA Insured	12/12 at 101.00	AAA	2,263,019
825	5.000%, 12/01/18 - FSA Insured	12/12 at 101.00	AAA	885,242

	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College,
	Series 2004:
1,615	5.000%, 4/01/16 - FSA Insured	4/14 at 100.00	AAA	1,756,539
715	5.250%, 4/01/20 - FSA Insured	4/14 at 100.00	AAA	779,300

	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement, Series 2004B:
805	5.000%, 6/01/20 (WI, settling 9/01/04)	6/14 at 100.00	AA+	858,363
1,310	5.000%, 6/01/21 (WI, settling 9/01/04)	6/14 at 100.00	AA+	1,387,133

1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 - FSA	6/14 at 102.00	AAA	1,073,050
	Insured

1,285	Rockingham, North Carolina, Certificates of Participation, Series 2002, 5.000%, 4/01/18 - AMBAC	4/12 at 101.00	AAA	1,373,202
	Insured

	Transportation - 12.5%

	Raleigh-Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 - FGIC Insured	5/11 at 101.00	Aaa	1,086,870
2,320	5.250%, 11/01/16 - FGIC Insured	5/11 at 101.00	Aaa	2,510,170
2,230	5.250%, 11/01/17 - FGIC Insured	5/11 at 101.00	Aaa	2,403,271

	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002:
360	5.000%, 1/01/17 - MBIA Insured	1/12 at 101.00	Aaa	388,098
270	5.000%, 1/01/20 - MBIA Insured	1/12 at 101.00	Aaa	286,502
500	5.125%, 1/01/27 - MBIA Insured	1/12 at 101.00	Aaa	519,300

	U.S. Guaranteed*** - 5.6%

3,000	Fayetteville Public Works Commission, North Carolina, Revenue Bonds, Series 1997, 5.125%, 3/01/24	3/07 at 101.00	AAA	3,256,740
	(Pre-refunded to 3/01/07) - FSA Insured

	Utilities - 12.1%

2,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/05 at 100.00	AAA	2,507,450
	5.500%, 1/01/17 - FGIC Insured

1,500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 1999B, 6.500%, 1/01/20	1/10 at 101.00	BBB+	1,665,735

2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	2,800,772
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 15.0%

2,520	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2002, 5.250%, 7/01/13	No Opt. Call	AAA	2,867,886

1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 -	6/13 at 100.00	AAA	1,044,230
	MBIA Insured

1,465	Orange Water and Sewer Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series	7/11 at 101.00	AA+	1,551,990
	2001, 5.000%, 7/01/20

	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21	3/14 at 100.00	AAA	1,063,350
2,000	5.000%, 3/01/22	3/14 at 100.00	AAA	2,112,240

$79,180	Total Long-Term Investments (cost $80,653,425) - 147.0%			84,858,773

	Short-Term Investments - 1.7%

1,000	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	1,000,000
	Obligations, Series 1985, 1.250%, 12/01/15 - MBIA Insured†

$1,000	Total Short-Term Investments (cost $1,000,000)			1,000,000

	Total Investments (cost $81,653,425) - 148.7%			85,858,773

	Other Assets Less Liabilities - (0.2)%			(120,975)

	Preferred Shares, at Liquidation Value - (48.5)%			(28,000,000)

	Net Assets Applicable to Common Shares - 100%			$57,737,798

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are
	normally considered to be equivalent to AAA rated securities.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it
	as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically
	based on market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $81,649,578.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$4,212,778
	Depreciation	(3,583)

	Net unrealized appreciation of investments	$4,209,195

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.